Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Significant Assets and Liabilities Denominated in Foreign Currencies (Detail)
¥ in Thousands, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 396,607			$ 12,643
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	245,996,086	$ 198,312,976		7,826,792		$ 6,048,894
Financial liabilities	$ 243,685,945	$ 194,106,411		7,753,291		5,920,586
Exchange Rate	US$1=NT$31.430	US$1=NT$32.785	US$1=NT$30.705
Exchange Rate	US$1=NT$31.430	US$1=NT$32.785	US$1=NT$30.705
US Dollar [member] | US dollar equals to Chinese yuan [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 45,346,978	$ 53,404,267		1,442,793		1,628,924
Financial liabilities	$ 36,794,998	$ 30,668,260		1,170,697		935,436
Exchange Rate	US$1=RMB7.0288	US$1=RMB7.1884
Exchange Rate	US$1=RMB7.0288	US$1=RMB7.1884
US Dollar [member] | Us Dollar Equals To Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,620,718	$ 2,139,276		51,566		65,252
Financial liabilities	$ 1,437,230	$ 1,151,894		$ 45,728		$ 35,135
Exchange Rate	US$1=EUR0.8511	US$1=EUR0.9626
Exchange Rate	US$1=EUR0.8511	US$1=EUR0.9626
Japanese Yen [Member] | Japanese yen equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,646,231	$ 1,806,027			¥ 13,178,438		¥ 8,604,226
Financial liabilities	$ 4,960,770	$ 1,979,374			24,705,027		9,430,081
Exchange Rate	JPY1=NT$0.2008	JPY1=NT$0.2099
Exchange Rate	JPY1=NT$0.2008	JPY1=NT$0.2099
Japanese Yen [Member] | Japanese Yen Equals To Chinese Yuan [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 37,344				185,975
Financial liabilities	$ 452,709				2,254,526
Exchange Rate	JPY1=RMB0.0449
Exchange Rate	JPY1=RMB0.0449
Japanese Yen [Member] | Japanese yen equals to US dollar [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 62,972	$ 49,716			313,605		236,858
Financial liabilities	$ 204,984	$ 335,530			¥ 1,020,834		¥ 1,598,522
Exchange Rate	JPY1=US$0.0064	JPY1=US$0.0064
Exchange Rate	JPY1=US$0.0064	JPY1=US$0.0064